INCOME TAXES - Reconciliation of Income taxes Computed at the Statutory Federal Income Tax Rate to Provision for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
INCOME TAXES [Abstract]
Income tax expense computed at the US statutory federal rate	$ 23,270	$ 27,760	$ 27,948
State income tax expense—net of federal benefit	5,802	7,893	6,927
Non-deductible executive compensation	2,020	1,718	1,708
Other	(125)	(301)	(911)
Provision for income taxes	$ 30,967	$ 37,070	$ 35,672
Effective income tax rate	27.90%	28.00%	26.80%